Segment Disclosure - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Mar. 31, 2011 Customer
Schedule Of Geographical Segments [Line Items]
Percentage required for qualification as major customer	10.00%	10.00%	10.00%
Number of major customers	0	0	0
Percentage required for disclosure of long-lived assets held outside Canada	10.00%
New Zealand [Member]
Schedule Of Geographical Segments [Line Items]
Total consolidated long-lived assets	25,810
Outside Canada [Member]
Schedule Of Geographical Segments [Line Items]
Total consolidated long-lived assets	30,056